Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits—beginning	$ 2,906	$ 2,441
Gross Increases—prior-year unrecognized tax benefits	0	0
Gross Increases—current-year unrecognized tax benefits	756	465
Unrecognized tax benefits—ending	$ 3,662	$ 2,906